Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Income / (loss) before tax	€ (364)	€ 1,453	€ 746
Results from financial transactions	(22,092)	(35,933)	11,516
Amortization and depreciation	722	1,184	1,315
Impairment losses	382	160	68
Income from joint ventures	(184)	(214)	(210)
Income from associates	(111)	(12)	(6)
Release of cash flow hedging reserve	(109)	(97)	(80)
Other	9	26	145
Adjustments of non-cash items	(21,383)	(34,886)	12,748
Insurance and investment liabilities	6,975	3,755	1,994
Insurance and investment liabilities for account of policyholders	11,005	26,512	(21,751)
Accrued expenses and other liabilities	655	352	(2,384)
Accrued income and prepayments	(1,315)	(1,057)	709
Changes in accruals	17,319	29,562	(21,432)
Purchase of investments (other than money market investments)	(44,637)	(40,014)	(31,279)
Purchase of derivatives	924	(214)	(1,525)
Disposal of investments (other than money market investments)	31,875	40,187	29,192
Disposal of derivatives	1,771	2,880	(597)
Net purchase of investments for account of policyholders	8,865	7,605	10,819
Net change in cash collateral	2,425	(332)	1,029
Net purchase of money market investments	363	1,089	823
Cash flow movements on operating items not reflected in income	1,585	11,200	8,462
Tax (paid)/ received	(7)	(18)	(9)
Other	(5)	(9)	1
Net cash flows from operating activities	(2,854)	7,302	517
Purchase of individual intangible assets (other than VOBA and future servicing rights)	(40)	(46)	(42)
Purchase of equipment and real estate for own use	(80)	(102)	(81)
Acquisition of subsidiaries, net of cash	(15)	(1)	(89)
Acquisition/capital contributions joint ventures and associates	(305)	(269)	(146)
Disposal of intangible asset	3	1	2
Disposal of equipment	7	63	14
Disposal of subsidiaries and businesses, net of cash		137	(200)
Disposal joint ventures and associates	154	1	7
Dividend received from joint ventures and associates	138	130	97
Net cash flows from investing activities	(139)	(86)	(438)
Issuance of treasury shares		1
Issuance of perpetuals		496
Purchase of treasury shares	(59)	(318)	(248)
Proceeds from TRUPS, Subordinated borrowings and borrowings	3,444	4,923	4,185
Repayment of TRUPS, Subordinated borrowings and borrowings	(3,985)	(7,014)	(5,211)
Repayment of perpetuals		(1,343)	(200)
Repayment of non-cumulative subordinated note			(443)
Dividends paid	(63)	(309)	(328)
Coupons on perpetual securities	(55)	(112)	(136)
Payment of Right-of-use Assets	(60)	(54)	(14)
Net cash flows from financing activities	(778)	(3,730)	(2,395)
Net increase / (decrease) in cash and cash equivalents	(3,770)	3,486	(2,317)
Net cash and cash equivalents at the beginning of the year	12,263	8,744	11,026
Effects of changes in exchange rate	(121)	33	35
Net cash and cash equivalents at the end of the year	€ 8,372	€ 12,263	€ 8,744